Other disclosures - Risk Management and Principal Risks - Functional currency of the operations (audited) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instrument which hedge net investments, Hedges	£ 13,600	£ 9,500
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	37,473	32,081
Borrowings which hedge the net investments	(11,212)	(8,660)
Derivatives which hedge the net investments	(2,423)	(791)
Structural currency exposures pre-economic hedges	23,838	22,630
Economic hedges	(7,657)	(6,479)
Remaining structural currency exposures	16,181	16,151
Increase (decrease) in foreign currency net investments, hedged item	5,400
Increase (decrease) in financial instruments which hedge net investments, Hedges	4,100
USD foreign operations
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	25,958	24,204
Borrowings which hedge the net investments	(7,707)	(7,666)
Derivatives which hedge the net investments	(2,356)	(764)
Structural currency exposures pre-economic hedges	15,895	15,774
Economic hedges	(7,389)	(6,193)
Remaining structural currency exposures	8,506	9,581
Increase (decrease) in financial instruments which hedge net investments, Hedges	500
EUR foreign operations
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	8,453	5,275
Borrowings which hedge the net investments	(3,408)	(952)
Derivatives which hedge the net investments	(3)	(3)
Structural currency exposures pre-economic hedges	5,042	4,320
Economic hedges	(268)	(286)
Remaining structural currency exposures	4,774	4,034
Increase (decrease) in financial instruments which hedge net investments, Hedges	(3,200)
JPY foreign operations
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	614	582
Borrowings which hedge the net investments	(97)	0
Derivatives which hedge the net investments	0	0
Structural currency exposures pre-economic hedges	517	582
Economic hedges	0	0
Remaining structural currency exposures	517	582
Other foreign operations
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	2,448	2,020
Borrowings which hedge the net investments	0	(42)
Derivatives which hedge the net investments	(64)	(24)
Structural currency exposures pre-economic hedges	2,384	1,954
Economic hedges	0	0
Remaining structural currency exposures	2,384	£ 1,954
Increase (decrease) in financial instruments which hedge net investments, Hedges	£ (1,700)